Income and Expenses - Summary of Asset Impairment (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Trade and other receivables (Note 17)	₱ 3,737	₱ 6,446	₱ 4,071
Inventories and supplies (Note 18)	847	934	471
Contract assets (Note 3)	253	266	291
Property and equipment (Note 9)	148
Total asset impairment	₱ 4,985	₱ 7,646	₱ 4,833